Note 23 - Commitments and Contingencies (Tables)	12 Months Ended
Oct. 31, 2025
Statement Line Items [Line Items]
Disclosure of commitments [text block]
(thousands of Canadian dollars)
	2025	2024

Credit asset commitments	$589,005	$635,433
Letters of credit	46,849	65,671

	$635,854	$701,104